Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000014125 [Member] | Net Other Assets and Liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014125 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014125 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014125 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014125 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014125 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014125 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014125 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014125 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014125 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014125 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014125 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014125 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014125 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014125 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014125 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014125 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014125 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000014125 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014125 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000014125 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014125 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014125 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000014125 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014125 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014125 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014125 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014125 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000014125 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014126 [Member] | Net Other Assets and Liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014126 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014126 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014126 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014126 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014126 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014126 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014126 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014126 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014126 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014126 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014126 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014126 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014126 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014126 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014126 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014126 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014126 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000014126 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014126 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000014126 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014126 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014126 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000014126 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014126 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014126 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014126 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014126 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000014126 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000014127 [Member] | Net Other Assets and Liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000014127 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000014127 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000014127 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000014127 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000014127 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014127 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000014127 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000014127 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000014127 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000014127 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000014127 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000014127 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000014127 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014127 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000014127 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014127 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000014127 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000014127 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000014127 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000014127 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000014127 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000014127 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000014127 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000014127 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000014127 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000014127 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000014127 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000014127 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000130466 [Member] | Net Other Assets and Liabilities country [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130466 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130466 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000130466 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130466 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000130466 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130466 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000130466 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000130466 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000130466 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000130466 [Member] | JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130466 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130466 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130466 [Member] | NEW ZEALAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130466 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130466 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130466 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000130466 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000130466 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000130466 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000130466 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000130466 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000130466 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000130466 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130466 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000130466 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130466 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000130466 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C000130466 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000049945 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[1]
C000049945 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000049945 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000049945 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000049945 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000049945 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000049945 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000049945 [Member] | Universal Music Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000049945 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000049945 [Member] | Molson Coors Beverage Co Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000049945 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049945 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049945 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000049945 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000049945 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049945 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049945 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049945 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049945 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049945 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049945 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000049945 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000049945 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000049945 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049945 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049945 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000049945 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049945 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049945 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049945 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000049946 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[2]
C000049946 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[2]
C000049946 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000049946 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000049946 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000049946 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000049946 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000049946 [Member] | Universal Music Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000049946 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000049946 [Member] | Molson Coors Beverage Co Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[2]
C000049946 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049946 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049946 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000049946 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000049946 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049946 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049946 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049946 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049946 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049946 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049946 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000049946 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000049946 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000049946 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049946 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049946 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000049946 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049946 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049946 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049946 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000049947 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[3]
C000049947 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000049947 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000049947 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000049947 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000049947 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000049947 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000049947 [Member] | Universal Music Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000049947 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000049947 [Member] | Molson Coors Beverage Co Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000049947 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049947 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049947 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000049947 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000049947 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000049947 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000049947 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049947 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049947 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000049947 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000049947 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000049947 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000049947 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000049947 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049947 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049947 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000049947 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000049947 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049947 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000049947 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000130468 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[4]
C000130468 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[4]
C000130468 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000130468 [Member] | Industria de Diseno Textil SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000130468 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000130468 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000130468 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000130468 [Member] | Universal Music Group NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000130468 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000130468 [Member] | Molson Coors Beverage Co Cl B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[4]
C000130468 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000130468 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130468 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000130468 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000130468 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130468 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000130468 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130468 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130468 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000130468 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000130468 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000130468 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000130468 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130468 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000130468 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130468 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000130468 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000130468 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130468 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130468 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.